Funded Status of Defined Benefit Pension Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012	Jul. 02, 2012	Jun. 01, 2011
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	$ 1,680		$ 1,680	$ 1,377
Service cost	11	9
Interest cost	70	73
Plan amendments/Other	1	1
Net benefits paid	81	73
Defined Benefit Plan, Actuarial Gain (Loss)	(123)	294
Defined Benefit Plan, Settlements, Benefit Obligation	4	0
Foreign exchange	0	(1)
End of year	1,562	1,680	1,680	1,377
Beginning of year	1,515		1,515	1,259
Actual return on plan assets	(3)	321
Employer contributions	8	9
Benefits paid	81	73
Foreign exchange	0	(1)
End of year	1,439	1,515	1,515	1,259
Defined Benefit Plan, Funded Status of Plan	(123)	(165)
Noncurrent asset	1	5
Accrued liabilities	(5)	(4)
Pension obligation	(119)	(166)
Net asset (liability) recognized	(123)	(165)
Unamortized prior service cost	7	7
Unamortized actuarial loss, net	228	263
Total	$ 235	$ 270